Accounting Policies - Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Derivative [Line Items]
Change in fair value of derivative instruments	$ 25,152	$ 1,528
Change in fair value of oil derivative instrument	(750)	(108,300)
Other current and non-current assets	(11,790)	6,443
Other current and non-current liabilities		39,037
Gains on derivative instruments	(20,418)	1,068
Other financial items, net	$ (3,339)	(474)
Previously Reported
Derivative [Line Items]
Change in fair value of derivative instruments		0
Change in fair value of oil derivative instrument		0
Other current and non-current assets		(105,056)
Other current and non-current liabilities		43,764
Gains on derivative instruments		0
Other financial items, net		594
Restatement Adjustment
Derivative [Line Items]
Change in fair value of derivative instruments		1,528
Change in fair value of oil derivative instrument		(108,300)
Other current and non-current assets		111,499
Other current and non-current liabilities		(4,727)
Gains on derivative instruments		1,068
Other financial items, net		$ (1,068)